Cover	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2026
Entity File Number	000-02396
Entity Registrant Name	BRIDGFORD FOODS CORPORATION
Entity Central Index Key	0000014177
Entity Tax Identification Number	95-1778176
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1707 S. Good-Latimer Expressway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75226
City Area Code	(214)
Local Phone Number	428-1535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BRID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false